Pay vs Performance Disclosure	12 Months Ended
	Dec. 26, 2025 USD ($)	Dec. 27, 2024 USD ($)	Dec. 29, 2023 USD ($)	Dec. 30, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

	Summary Compensation Total For:		Compensation Actually Paid Total For:				Value of Fixed $100 Investment Based On:
Year	PEO (1)	Prior PEO (1)	PEO (1)(2)	Prior PEO (1)(2)	Average Summary Compensation Total for non-PEO NEOs (3)	Average Compensation Actually Paid to non-PEO NEOs (2)(3)	Total Shareholder Return (4)	Peer Group Total Shareholder Return (4)	Net Income (Loss) (5)	Non-GAAP Operating Margin (6)
2025	$4,605,287	$3,369,746	$2,129,219	$(729,468)	$1,261,158	$120,811	$62	$262	$(52,781)	2.2%
2024	N/A	$6,455,142	N/A	$4,439,215	$2,184,800	$1,735,864	$103	$186	$(20,820)	2.2%
2023	N/A	$5,667,554	N/A	$7,153,862	$1,873,047	$2,145,295	$110	$152	$(42,985)	2.9%
2022	N/A	$5,022,764	N/A	$3,335,107	$1,800,168	$699,947	$88	$92	$72,804	9.8%
2021	N/A	$3,646,356	N/A	$5,159,918	$1,431,549	$2,498,562	$151	$143	$70,899	10.7%

Company Selected Measure Name	non-GAAP operating margin
Named Executive Officers, Footnote	Phil Barros became our principal executive officer (“PEO”) in 2025, replacing Jeffrey Andreson, who was our PEO for 2024, 2023, 2022, 2021, and a portion of 2025 (as disclosed above). Prior to 2025, Mr. Barros’ compensation amounts were included within the non-PEO NEOs columns.For 2025, non-PEO NEOs were Greg Swyt, Bruce Ragsdale, and Christopher Smith. For 2024, non-PEO NEOs were Greg Swyt, Phil Barros, Bruce Ragsdale, and Christopher Smith. For 2023, non-PEO NEOs were Larry Sparks, Greg Swyt, Phil Barros, Bruce Ragsdale, and Christopher Smith. For 2022, non-PEO NEOs were Larry Sparks, Phil Barros, Christopher Smith, Kevin Canty, and Paul Chhabra. For 2021, non-PEO NEOs were Larry Sparks, Phil Barros, Kevin Canty, and Christopher Smith.
Adjustment To PEO Compensation, Footnote

Name	2025
	PEO	Prior PEO	Average of non-PEO NEOs
Summary compensation table total	$4,605,287	$3,369,746	$1,261,158
Deduct: Amounts reported under the “Stock Awards” and “Option Awards” columns in the SCT for the applicable year	(3,984,439)	(2,463,797)	(702,155)
Add: Awards granted during the current applicable year that remain unvested as of the current applicable year end (1)	2,486,768	2,289,331	664,508
Add/(deduct): Change in fair value of awards granted in prior years that were outstanding and unvested as of the applicable current year end (2)	(591,393)	(2,344,381)	(749,798)
Add/(deduct): Change in fair value for awards that were granted in prior years that vested in the current applicable year (3)	(387,004)	(1,580,367)	(352,902)
Deduct: Awards that were granted in prior years that were forfeited in the applicable current year (4)	—	—	—
Compensation actually paid	$2,129,219	$(729,468)	$120,811
	This adjustment pertains to awards granted in the current applicable year that are outstanding and unvested as of the current applicable year end. It is calculated as follows: The fair value of awards unvested and outstanding as of the applicable current year end.This adjustment pertains to awards granted in prior years that are outstanding and unvested at both the applicable current and prior year ends. It is calculated as follows: (i) The fair value of awards outstanding, unvested, and unearned (in the case of PSUs) as of the applicable current year end, less (ii) the fair value of such awards as of the prior year end.This adjustment pertains to awards granted in prior years that vested in the current applicable year. It is calculated as follows: (i) The fair value of awards that were vested or earned (in the case of PSUs) in the current applicable year as of the vest date, less (ii) the fair value of such awards as of the applicable prior year end.This adjustment pertains to awards granted in prior years that were forfeited in the current applicable year due to the requisite service period not being met. It is calculated as follows: The fair value of awards, as of the applicable prior year end, that were forfeited during the current applicable year.
Non-PEO NEO Average Total Compensation Amount	$ 1,261,158	$ 2,184,800	$ 1,873,047	$ 1,800,168	$ 1,431,549
Non-PEO NEO Average Compensation Actually Paid Amount	$ 120,811	1,735,864	2,145,295	699,947	2,498,562
Adjustment to Non-PEO NEO Compensation Footnote

Name	2025
	PEO	Prior PEO	Average of non-PEO NEOs
Summary compensation table total	$4,605,287	$3,369,746	$1,261,158
Deduct: Amounts reported under the “Stock Awards” and “Option Awards” columns in the SCT for the applicable year	(3,984,439)	(2,463,797)	(702,155)
Add: Awards granted during the current applicable year that remain unvested as of the current applicable year end (1)	2,486,768	2,289,331	664,508
Add/(deduct): Change in fair value of awards granted in prior years that were outstanding and unvested as of the applicable current year end (2)	(591,393)	(2,344,381)	(749,798)
Add/(deduct): Change in fair value for awards that were granted in prior years that vested in the current applicable year (3)	(387,004)	(1,580,367)	(352,902)
Deduct: Awards that were granted in prior years that were forfeited in the applicable current year (4)	—	—	—
Compensation actually paid	$2,129,219	$(729,468)	$120,811
	This adjustment pertains to awards granted in the current applicable year that are outstanding and unvested as of the current applicable year end. It is calculated as follows: The fair value of awards unvested and outstanding as of the applicable current year end.This adjustment pertains to awards granted in prior years that are outstanding and unvested at both the applicable current and prior year ends. It is calculated as follows: (i) The fair value of awards outstanding, unvested, and unearned (in the case of PSUs) as of the applicable current year end, less (ii) the fair value of such awards as of the prior year end.This adjustment pertains to awards granted in prior years that vested in the current applicable year. It is calculated as follows: (i) The fair value of awards that were vested or earned (in the case of PSUs) in the current applicable year as of the vest date, less (ii) the fair value of such awards as of the applicable prior year end.This adjustment pertains to awards granted in prior years that were forfeited in the current applicable year due to the requisite service period not being met. It is calculated as follows: The fair value of awards, as of the applicable prior year end, that were forfeited during the current applicable year.
Compensation Actually Paid vs. Total Shareholder Return
The chart below provides a comparison between compensation actually paid to our PEO and average of our non-PEO NEOs against the Company TSR and PHLX Semiconductor Sector Index TSR. Amounts and figures used in the following charts are from the table above under the heading Pay Versus Performance.

Compensation Actually Paid vs. Net Income	The chart below provides a comparison between compensation actually paid to our PEO and average of our non-PEO NEOs against our U.S. GAAP net income.
Compensation Actually Paid vs. Company Selected Measure	The chart below provides a comparison between compensation actually paid to our PEO and average of our non-PEO NEOs against our non-GAAP operating margin.
Total Shareholder Return Vs Peer Group
The chart below provides a comparison between compensation actually paid to our PEO and average of our non-PEO NEOs against the Company TSR and PHLX Semiconductor Sector Index TSR. Amounts and figures used in the following charts are from the table above under the heading Pay Versus Performance.

Tabular List, Table

Revenue
Non-GAAP Gross Margin
Non-GAAP Free Cash Flow

Total Shareholder Return Amount	$ 62	103	110	88	151
Peer Group Total Shareholder Return Amount	262	186	152	92	143
Net Income (Loss)	$ (52,781,000)	$ (20,820,000)	$ (42,985,000)	$ 72,804,000	$ 70,899,000
Company Selected Measure Amount	0.022	0.022	0.029	0.098	0.107
PEO Name		Jeffrey Andreson	Jeffrey Andreson	Jeffrey Andreson	Jeffrey Andreson
Additional 402(v) Disclosure	For a detailed calculation of the amounts in these columns, refer to the section below titled “Compensation Actually Paid.” In calculating the ‘compensation actually paid’ amounts reflected in these columns, the fair value or change in fair value, as applicable, of the equity award adjustments included in such calculations was computed in accordance with FASB ASC Topic 718. The valuation assumptions used to calculate such fair values did not materially differ from those disclosed at the time of grant.The Company TSR and Company’s Peer Group TSR is calculated based on a fixed investment of $100 at the applicable measurement point on the same cumulative basis as is used in Item 201(e) of Regulation S-K. The peer group used to determine the Company’s Peer Group TSR for each applicable fiscal year is the following published industry index, as disclosed in our 2025 Annual Report on Form 10-K pursuant to Item 201(e) of Regulation S-K: PHLX Semiconductor Sector Index. Represents the amount of net income reflected in the Company’s audited GAAP financial statements for each applicable fiscal year.
Measure:: 1
Pay vs Performance Disclosure
Name	Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Non-GAAP Gross Margin
Non-GAAP Measure Description	We have selected Non-GAAP Operating Margin as our most important financial measure (that is not otherwise required to be disclosed in the table) used to link ‘compensation actually paid’ to our NEOs to Company performance for 2025. For a reconciliation between non-GAAP operating income, including non-GAAP operating margin, and the most comparable GAAP measure, operating income, refer to “Appendix A - Non-GAAP Reconciliations.”
Measure:: 3
Pay vs Performance Disclosure
Name	Non-GAAP Free Cash Flow
Phil Barros [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 4,605,287
PEO Actually Paid Compensation Amount	$ 2,129,219
PEO Name	Phil Barros
Jeffrey Andreson [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 3,369,746	$ 6,455,142	$ 5,667,554	$ 5,022,764	$ 3,646,356
PEO Actually Paid Compensation Amount	$ (729,468)	$ 4,439,215	$ 7,153,862	$ 3,335,107	$ 5,159,918
PEO Name	Jeffrey Andreson
PEO | Phil Barros [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (3,984,439)
PEO | Phil Barros [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,486,768
PEO | Phil Barros [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(591,393)
PEO | Phil Barros [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(387,004)
PEO | Phil Barros [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Jeffrey Andreson [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,463,797)
PEO | Jeffrey Andreson [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,289,331
PEO | Jeffrey Andreson [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,344,381)
PEO | Jeffrey Andreson [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,580,367)
PEO | Jeffrey Andreson [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(702,155)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	664,508
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(749,798)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(352,902)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0